N-2	Jul. 29, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001976685
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-271745
Investment Company Act File Number	812-15580
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	11
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	13
Entity Registrant Name	INSTITUTIONAL INVESTMENT STRATEGY FUND
Entity Address, Address Line One	2261 Market Street, # 5190
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94114
City Area Code	800
Local Phone Number	535-7096
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return.
	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$30	$93	$157	$331
Founder Class Shares	$28	$85	$145	$306
If a shareholder requests repurchase proceeds to be paid by wire transfer, such shareholder will be assessed an outgoing wire transfer fee at prevailing rates charged by the Transfer Agent, currently $25. The purpose of the above table is to assist a holder of shares to understand the fees and expenses that such shareholder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

Purpose of Fee Table , Note [Text Block]
The Fund Expenses Table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these and other discounts is available from your financial professional and in “Purchasing Shares” starting on page 18 of this prospectus. More information about management fees and other expenses is available in “Management of the Fund” starting on page 9 of this prospectus.

Acquired Fund Fees and Expenses, Note [Text Block]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. They are not direct costs paid by Fund shareholders and do not affect the calculation of the Fund’s NAV or cost of operations. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements will include only the direct operating expenses incurred by the Fund, not the indirect costs of investment companies.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies
The Fund's investment objective seeks long term capital appreciation.
The Fund follows an institutional-style investment strategy by investing in assets the Adviser believes provide favorable long-term capital appreciation and risk-adjusted return potential, as well as income-producing assets that the Adviser believes provide consistent income generation and liquidity. Following an endowment-style approach, similar to that used by large university endowments and foundations, the Fund invests in a range of public and private assets, including public foreign and domestic equities of any market capitalization, bonds, real assets, private equity, venture capital, and private credit. The Fund primarily invests through professionally managed funds, including venture capital and private equity funds, private real estate funds and real estate investment trusts (REITs), private infrastructure funds, private credit funds, business development companies (BDCs), and exchange-traded funds (ETFs).
In determining investment allocations across asset classes, the Fund seeks to build a balanced portfolio that incorporates assets with lower risk and lower anticipated returns and assets with greater risk and higher anticipated returns. The Adviser determines allocations based on its own internal research and analysis, considering historical performance of the asset class as well as expected changes in performance due to shifts in macroeconomic and market conditions. The Fund expects public equities to represent the plurality of its assets, with smaller investments across other types of assets.
The Fund selects underlying funds that have a demonstrated history of positive performance or, if an underlying fund has only limited performance history, is expected to have positive performance over the long-term based on the Adviser’s due diligence.  The Fund also invests in ETFs that invest primarily in (i) equity securities, including common and preferred stock or (ii) fixed income securities such as bonds, notes and debentures.  The Fund may invest in fixed income securities that are rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO), also known as “high-yield” or “junk” bonds) and in unrated debt securities determined by the Adviser to be of comparable quality.  The Fund has no limitations regarding the maturity, duration, or dollar-weighted average of its holdings.  The Adviser believes that seeking a range of investments is an important factor in attempting to achieve the Fund’s investment objective and invests without limitation as to geography, market capitalization, or sector exposure.  The Fund does not concentrate in any one industry.
The Adviser has delegated the management and trading of the public equity component of the Fund’s investment strategy to the Sub-Adviser.  The Sub-Adviser manages this component of the strategy by tracking the risk and return of the S&P 500 Index.  The Sub-Adviser may use an optimization strategy to invest in a subset of the underlying index that closely matches the index.
The Fund’s SAI contains a list of the fundamental (those that may not be changed without a shareholder vote) and non-fundamental (if any) investment policies of the Fund under the heading “Investment Objective and Policies.”

Acquired Funds Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Acquired Funds Risk
Other investment companies including business development companies, closed-end funds and ETFs (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds.  Each of the Underlying Funds is subject to its own specific risks, but the Advisor expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.
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Business Development Company Risk:  Business development companies (“BDCs”) may carry risks similar to those of a private equity or venture capital fund.  BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value.  A BDC is a form of investment company that is required to invest at least 70% of its total assets in securities (typically debt) of private companies, thinly traded U.S. public companies, or short-term high-quality debt securities.  The BDCs held by a Fund may leverage their portfolios through borrowings or the issuance of preferred stock.  While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.  A significant portion of a BDC’s investments are recorded at fair value as determined by its board of directors which may create uncertainty as to the value of the BDC’s investments.  Non-traded BDCs are illiquid and it may not be possible to redeem shares or to do so without paying a substantial penalty.  Publicly-traded BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.  BDCs are subject to high failure rates among the companies in which they invest and federal securities laws impose restraints upon the organization and operations of BDCs that can limit or negatively impact the performance of a BDC.  However, each Fund does not believe it would be liable for the actions of any entity in which it invests and that only its investment is at risk.  Also, BDCs may engage in certain principal and joint transactions that a mutual fund or closed-end fund may not without an exemptive order from the SEC.
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Closed-End Fund Risk:  Closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by a Fund.  As a result, your cost of investing will be higher than the cost of investing directly in a closed-end fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Closed-end funds are also subject to management risk because the adviser to the underlying closed-end fund may be unsuccessful in meeting the fund’s investment objective.  These funds may also trade at a discount or premium to their net asset value and may trade at a larger discount or smaller premium subsequent to purchase by ta Fund.  Since closed-end funds trade on exchanges, a Fund will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares.
●
ETF Risk:  An ETF’s share price may not track its specified market index (if any) and may trade below its NAV. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Adviser’s Analysis Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Adviser’s Analysis Risk
The Adviser seeks to conduct reasonable and appropriate due diligence based on the facts and circumstances applicable to each investment. When conducting due diligence and making an assessment regarding an investment for the Fund, the Adviser relies on available resources, including information provided by the target of the investment and, in some circumstances, third-party investigations. As a result, the due diligence process may at times be subjective with respect to recently organized companies for which only limited information is available. Accordingly, the Adviser cannot be certain that due diligence investigations with respect to any investment opportunity for the Fund will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating such investment opportunity, or that its due diligence investigations will result in investments for the Fund being successful. There can be no assurance that the projected results of an investment opportunity will be achieved for the Fund, and actual results may vary significantly from the projections. General economic, natural, and other conditions, which are not predictable, can have an adverse impact on the reliability of such projections. Assumptions or projections about asset lives; the stability, growth, or predictability of costs; demand; or revenues generated by an investment or other factors associated therewith may, due to various risks and uncertainties including those described herein, differ materially from actual results.

Below Investment Grade Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Below Investment Grade Instruments Risk
The Fund may invest in debt securities and instruments that are rated “below investment grade” or “junk” by recognized rating agencies or will be unrated and face ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. Such securities and instruments are generally not exchange-traded and, as a result, trade in the over-the-counter (“OTC”) marketplace, which is less transparent than the exchange-traded marketplace. In addition, the Fund may invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments. The Fund’s investments in “below investment grade” or “junk” instruments expose it to credit risk and interest rate risk.

Closed-End Structure Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]	Closed-End Structure Risk The Fund is a closed-end investment company. It is designed for long-term investors and not as a trading vehicle.
Competition for Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Competition for Investment Opportunities Risk
The activity of identifying, completing and realizing the types of investment opportunities targeted by the Adviser for the Fund is highly competitive and involves a significant degree of uncertainty. The Fund competes for investment opportunities with other investment companies and private investment vehicles, as well as the public debt markets, individuals and financial institutions, including investment banks, commercial banks and insurance companies, business development companies, strategic industry acquirers, hedge funds and other institutional investors, investing directly or through affiliates. Over the past several years, a number of such investment vehicles have been formed (and many such existing entities have grown in size). Additional entities with similar investment objectives may be formed in the future by other unrelated parties. It is possible that competition for appropriate investment opportunities may increase, thus reducing the number of opportunities available to the Fund. Such supply-side competition may adversely affect the terms upon which investments can be made by the Fund. There can be no assurance that the Adviser will be able to locate and complete investments which satisfy the Fund’s primary investment objective or to realize upon their values.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Credit Risk
The Fund’s debt investments are subject to the risk of non-payment of scheduled interest or principal by the borrowers with respect to such investments. Such non-payment would likely result in a reduction of income to the Fund and a reduction in the value of the debt investments experiencing non-payment.
Although the Fund may invest in investments that the Adviser believes are secured by specific collateral, the value of which may exceed the principal amount of the investments at the time of initial investment, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing an investment may be released without the consent of the Fund. The Fund may also invest in high yield instruments and other unsecured investments, each of which involves a higher degree of risk than senior loans. The Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of more senior creditors. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In this case, a portfolio company’s ability to repay the principal of an investment may be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or an economic downturn. As a result, companies that the Fund expected to be stable may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress.

Equity Investments Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Equity Investments Risk
Fluctuations in the value of equity securities held by underlying funds may cause the Fund’s net asset value to fluctuate. Common stock of an issuer in an underlying fund may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

Fixed-Income Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Fixed-Income Instruments Risk
The Fund invests in funds owning loans and other types of fixed-income instruments and securities. Such investments may be secured, partially secured or unsecured and may be unrated, and whether or not rated, may have speculative characteristics. The market price of the Fund’s investments will change in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. The obligor of a fixed-income instrument may not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow. Commercial bank lenders may be able to contest payments to the holders of other debt obligations of the same obligor in the event of default under their commercial bank loan agreements. See also “Risks Factors—Credit Risk.”
The Fund invests in funds owning loans and other similar forms of debt. Such forms of indebtedness are different from traditional debt securities in that debt securities are part of a large issue of securities to the public and loans and similar debt instruments may not be securities, but may represent a specific commercial loan to a borrower. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

Foreign Investments Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Foreign Investments Risk
The underlying funds may invest in foreign (non-U.S.) securities which may experience more rapid and extreme changes in value than the funds that invest exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. Foreign markets may be closed when U.S. markets are open which may impact pricing of the underlying funds’ assets.

Government Intervention in the Financial Markets [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Government Intervention in the Financial Markets
Instability in financial markets may lead the U.S. government to take actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the assets in which the Fund invests. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. The Adviser monitors developments and seeks to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Investment Risk
An investment in the Fund involves a considerable amount of risk. Before making an investment decision, a prospective investor should (i) consider the suitability of this investment with respect to his, her or its investment objectives and personal situation and (ii) consider factors such as his, her or its personal net worth, income, age, risk tolerance and liquidity needs. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the Fund’s underlying assets.   The value of these assets may fluctuate, sometimes rapidly and unpredictably, and such investment is subject to investment risk, including the possible loss of the entire principal amount invested. At any point in time, an investment in the Fund’s shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Issuer Risk
The value of a specific asset can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an asset held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Key Personnel Risk
The Adviser depends on the efforts, skills, reputations and business contacts of its key personnel, the information and deal flow they and others generate during the normal course of their activities and the synergies among the diverse fields of expertise and knowledge held by the Adviser’s professionals. The loss of the services of any of them could have a material adverse effect on the Fund and could harm the Adviser’s ability to manage the Fund.
The Adviser’s principals and other key personnel possess substantial experience and expertise and have strong business relationships with members of the business community. The loss of these personnel could jeopardize the Adviser’s relationships with members of the business community and could result in fewer investment opportunities for the Fund. For example, if any of the Adviser’s principals were to join or form a competing firm, the Fund’s results and financial condition could suffer.

Legal and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Legal and Regulatory Risks
Legal and regulatory changes could occur which may materially adversely affect the Fund. The regulation of the U.S. and non-U.S. securities and futures markets and investment funds such as the Fund has undergone substantial change in recent years, and such change may continue.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Liquidity Risk
Shareholder Liquidity Risk
The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.
Fund Investments Liquidity Risk
The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Due to the lack of liquidity of private investment funds, the Fund may not be able to dispose of its investments in the event it disagrees with the actions of a private fund manager and may therefore suffer a decrease in the value of the investment. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations or securities with market and/or credit risk have exposure to liquidity risk.
The market price of illiquid and restricted securities generally is less transparent than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. In either case, the Fund would bear market risks during that period.
Some fixed-income instruments are not readily marketable and may be subject to restrictions on resale. Fixed-income instruments may not be listed on any national securities exchange and no active trading market may exist for certain fixed-income instruments in which the Fund invests. Where a secondary market exists, the market for some fixed-income instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, events occurring subsequent to an investment by the Fund, including, for example, withdrawals, changes in market, political or other relevant circumstances, may cause some loans and fixed-income instruments that were liquid at the time of acquisition to become illiquid or otherwise cause the Fund’s concentration in illiquid investments to increase.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Management Risk
The Fund’s NAV changes daily based on the performance of the assets in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests (directly or indirectly) may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgments about the potential performance of an asset may also prove incorrect and may not produce the desired results.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Market Risk
The Fund may be materially affected by market, economic and political conditions globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. These factors are outside the Adviser’s control and could adversely affect the liquidity and value of the Fund’s investments, and may reduce the ability of the Fund to make attractive new investments.
In particular, economic and financial market conditions began to significantly deteriorate around 2007 and early 2020 as compared to prior periods. Global financial markets experienced considerable declines in the valuations of debt and equity securities, an acute contraction in the availability of credit and the failure of a number of leading financial institutions. As a result, certain government bodies and central banks worldwide, including the U.S. Treasury Department and the U.S. Federal Reserve, undertook unprecedented intervention programs. Although certain financial markets have shown some recent signs of improvement, to the extent economic conditions experienced over the last five years continue, they may adversely impact the investments of the Fund. Trends and historical events do not imply, forecast or predict future events and past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct, and actual events and circumstances may vary significantly.
In addition, the Fund is subject to the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, tariffs and trade wars, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), climate-change and climate-related events, and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. It is not known how long such impacts could last, but there could be a prolonged period of global economic slowdown, which may negatively impact the performance of the Fund’s investments or decrease the liquidity of those investments. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns
Medium- and Small-Capitalization Company Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Medium- and Small-Capitalization Company Risk
The underlying funds may invest in medium- or small-capitalization companies that are newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. This may cause the Fund’s NAV to be more volatile when compared to investment companies that focus only on large capitalization companies.
Generally, securities of medium- and small-capitalization companies are more likely to experience sharper swings in market value, less liquid markets in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over the counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Fund may be required to dispose of these securities over a larger period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Non-Diversified Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Non-Diversified Risk
As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer's securities that are held in the Fund's portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Optimization Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Optimization Risk
The Fund’s use of an optimization approach to the public equity component of the Fund’s strategy could result in the Fund holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Passive Management Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Passive Management Risk
The public equity component of the Fund’s strategy is not actively managed and the Sub-Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required.

Pooled Investment Vehicle Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Pooled Investment Vehicle Risk
The Fund’s performance depends in part upon the performance of the pooled investment vehicle managers and selected strategies, the adherence by such managers to such selected strategies, the instruments used by such managers and the Adviser’s ability to select pooled investment vehicle managers and strategies and effectively allocate Fund assets among them. Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, incentive fees and allocations (if applicable), and expenses at the pooled investment vehicle level.
The pooled investment vehicles in which the Fund invests are subject to risks associated with legal and regulatory changes applicable to financial institutions generally and to pooled investment vehicles in particular. The Fund may not be able to invest in certain pooled investment vehicles that are oversubscribed or closed, or the Fund may be able to allocate only a limited amount of assets to a pooled investment vehicle that has been identified as an attractive opportunity. The Fund’s investments in certain pooled investment vehicles may be subject to lock-up periods, during which the Fund may not withdraw its investment.  The Fund may invest a substantial portion of its assets in pooled investment vehicles that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Many of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a pooled investment vehicle, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.
The Fund may be required to make incremental contributions pursuant to capital calls issued from time to time by certain pooled investment vehicles. To fund such capital calls, the Fund may maintain a sizable cash position, which may result in lower returns. If the Fund does not maintain a sufficient cash position to fund capital calls, it may face the potential inability to fund capital contributions. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, (iii) indirectly cause the Fund to be subject to certain penalties from the pooled investment vehicle (including the forfeiture of a portion of the Fund’s capital contribution to such vehicle), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).
Pooled investment vehicle returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Adviser, particularly during times of general market turmoil. A pooled investment vehicle manager may invest the pooled investment vehicle’s assets in securities of non-U.S. issuers, and the Fund’s assets may be invested in pooled investment vehicles that may be denominated in non-U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. A pooled investment vehicle manager may focus primarily on a particular industry, which would subject the vehicle, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. A pooled investment vehicle manager may focus on a particular country or geographic region, which may subject the vehicle, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. A pooled investment vehicle manager may use derivatives for speculative or hedging purposes. A pooled investment vehicle may incur leverage for investment or other purposes, which may increase the volatility of the vehicle.  A pooled investment vehicle manager may invest without limitation in restricted and illiquid securities.
Pooled investment vehicles might not be publicly traded and therefore would not be liquid investments. Please see “Liquidity Risk” for a description of risks associated with illiquid securities.  As a result, the Fund may consider information provided by the pooled investment vehicle manager to determine the value of the Fund’s investment in the vehicle. The valuation provided by the pooled investment vehicle manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. The Adviser will use reasonable due diligence to value securities and may also consider information provided by the pooled investment vehicles, including any quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares.
In addition to valuation risk, an investor in a privately offered pooled investment vehicle is not entitled to the protections of the 1940 Act. For example, privately offered pooled investment vehicles need not have independent boards, may not require shareholder approval of advisory contracts, may leverage to an unlimited extent, and may engage in joint transactions with affiliates. As a result, privately offered pooled investment vehicles may make significant use of leverage, which has the potential to magnify losses versus funds that do not employ leverage.  Additionally, pooled investment vehicle managers may have limited operating histories upon which to evaluate their performance, and some pooled investment vehicle managers may not be registered under the Advisers Act.  Further, some offered pooled investment vehicle managers may charge investors (such as the Fund) asset-based fees and incentive allocations or fees of as much as 20% of net profits (or more in certain limited circumstances), which may create incentives for these managers to make investments that are riskier or more speculative than in the absence of these fees. These characteristics present additional risks, including the possibility of total risk of loss, for shareholders.

Real Estate Investment Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Real Estate Investment Risk
The Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; (ix) climate change and (x) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

REIT Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
REIT Risk
Investments (directly or indirectly) in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.
Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Repurchase Policy Risks [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Repurchase Policy Risks
Quarterly repurchases by the Fund of its shares typically will be funded from borrowing proceeds, available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its gross assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV.
Repurchases of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Tracking Error Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Tracking Error Risk
Tracking error is the divergence of the performance of the public equity component of the Fund’s strategy from that of the Index it is designed to track.  Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Interest Rate Risk
The Fund is subject to financial market risks, including changes in interest rates. The price of fixed-income instruments generally increases when interest rates decline and declines when interest rates increase. The extent to which a fixed income instrument’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. The longer the duration of a fixed income instrument, the more a change in interest rates affects the fixed income security’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	Corporation Trust Center
Entity Address, Address Line Two	1209 Orange Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
Contact Personnel Name	The Corporation Trust Company
Investor Class
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Management Fees [Percent]	0.75%
Interest Expenses on Borrowings [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	1.95%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.25%
Total Annual Expenses [Percent]	2.95%
Expense Example, Year 01	$ 30
Expense Example, Years 1 to 3	93
Expense Example, Years 1 to 5	157
Expense Example, Years 1 to 10	$ 331
Other Transaction Fees Basis, Maximum [Percent]	2.00%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Investor Class shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	86,094
Founder Class
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Management Fees [Percent]	0.75%
Interest Expenses on Borrowings [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	1.95%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.00%
Total Annual Expenses [Percent]	2.70%
Expense Example, Years 1 to 3	$ 85
Expense Example, Years 1 to 5	145
Expense Example, Years 1 to 10	$ 306
Other Transaction Fees Basis, Maximum [Percent]	2.00%
Acquired Fund Fees Estimated, Note [Text Block]	$28
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Founder Class shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	13,817,785